EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE
EARNINGS PER SHARE

15.    EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2015, 2016 and 2017 as follows:

	2015	2016	2017
	RMB	RMB	RMB
	(in thousands, except share and per share data)
Numerator:
Net income attributable to 51job, Inc.	618,057	565,978	371,889
Eliminate the dilutive effect of interest expense, change in fair value and foreign exchange translation related to convertible senior notes	32,653	—	—

Numerator for diluted earnings per share	650,710	565,978	371,889

Denominator:
Denominator for basic earnings per share — weighted average common shares outstanding	57,714,850	58,132,976	60,087,306
Dilutive effect of convertible senior notes	4,035,672	—	—
Dilutive effect of share options	748,129	341,092	1,063,107

Denominator for diluted earnings per share	62,498,651	58,474,068	61,150,413

Basic earnings per share	10.71	9.74	6.19

Diluted earnings per share	10.41	9.68	6.08

The convertible senior notes were not included in the calculation of diluted earnings per share in 2016 and 2017 because their inclusion would have been anti-dilutive.

The Company excluded outstanding share options of 3,312,749 in 2015, 3,881,628 in 2016 and 1,176,660 in 2017 from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

The Company excluded common shares underlying the zero-strike call option contracts from both the basic and diluted earnings per share calculation as they are considered as deemed repurchased for the purpose of calculating both basic and diluted earnings per share.